May 06, 2025
CORE16 Best of Breed Premier Index ETF
CORE16 Best of Breed Premier Index ETF
Investment Objective

The CORE16 Best of Breed Premier Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the CORE16 Best of Breed Premier Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CORE16 Best of Breed Premier Index ETF CORE16 Best of Breed Premier Index ETF
Management Fee	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	none	[1]
Total Annual Fund Operating Expenses	0.70%
[1]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years
CORE16 Best of Breed Premier Index ETF | CORE16 Best of Breed Premier Index ETF | USD ($)	72	224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund is new, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund normally invests in securities comprising the Index. The Index is designed to provide exposure to a systematically selected, rules-based portfolio of U.S. large-cap equities, with the capacity to adjust allocations between equities and cash (or cash equivalents) to capture upside potential while mitigating downside risk. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index.

The universe of eligible Index components consists of securities of U.S.-listed large capitalization companies. The Fund defines large capitalization companies as companies having a market capitalization in excess of $5 billion at the time of purchase (the “Universe”). The Fund invests in equity securities of such companies, including common stock, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”).

The Index aims to identify 50 securities with favorable near- to medium-term capital appreciation potential based on a quantitative scoring process that utilizes equity skewness. Equity skewness measures how a stock’s returns are distributed to describe if returns are more likely to be higher or lower than an average return. Positive equity skewness refers to a stock that has potential for more frequent (but smaller) losses and fewer (but larger) gains relative to the broader market. Negative equity skewness refers to a stock that has potential for more frequent (but smaller) gains and fewer (but larger) losses relative to the broader market.

In connection with each rebalance, the Index utilizes a quantitative process that calculates the equity skewness of each security within the Universe by assessing the performance of each security using a moving average and considering the correlation of each security’s return in relation to the Universe. The scoring process then applies a binary ranking method based on the Universe-wide average equity skewness:

1.	If the Universe-wide average equity skewness is positive, the Universe is filtered by those constituents that have a positive correlation to the Universe. Then, those securities are ranked by their average daily returns and equity skewness calculations by favoring higher positive skewness; or
2.	If the Universe-wide average equity skewness is negative, the Universe is filtered by those constituents that have a negative correlation to the Universe. Then, those securities are ranked by their average daily returns and equity skewness calculations by favoring less negative skewness.

In either ranking method, the Index selects the top 50 stocks based upon the ranking calculation. The Index is rebalanced biweekly, during which the Index reevaluates the Universe and recalculates each stock’s correlation to the Universe, average daily return performance and equity skewness metrics.

At each rebalance, the Index will also perform an allocation calculation to determine the amount of exposure to equity and cash (or cash equivalents). The Index’s equity and cash allocations are determined by a proprietary indicator (the “Indicator”) operated by CORE16, Inc., the index provider and sponsor to the Fund (the “Index Provider”), that functions as a rules-based mechanism to mitigate extreme downside risk. The Indicator tracks, for each of the 50 Index constituents, whether their returns over the trailing calendar year are net positive or net negative. Under normal circumstances, the Index will allocate 90% of its portfolio to the 50 selected equities on an equal-weight basis, and will allocate 10% of its portfolio to cash or cash equivalent investments, including directly in securities and other instruments that provide the desired exposure to the asset class, such as short-term fixed income exchange-traded funds. If the Indicator drops below the predefined threshold, the Index will increase the cash allocation to 20% and reduce the equity exposure to 80% at the next rebalance. The Index will remain in this more defensive posture until the Indicator reverts to normal conditions, at which point the cash allocation will revert to 10% at a subsequent rebalance.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”) generally uses a replication methodology, meaning it invests in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund is a “non-diversified company” under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index is owned the Index Provider. The Index Provider developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index, oversight of the implementation of the Index methodology, and changes in classification of the securities in the Index.

The Index is calculated and published by Indxx, LLC (the “Index Calculator”). The Index Calculator is responsible for implementing the reconstitution and monitoring and implementing any adjustments, additions and deletions to the Index based on the Index methodology and certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. Neither the Index Provider nor the Index Calculator is affiliated with each other or with the Fund or the Adviser.

Principal Risks
Performance Information

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.